Trade and Other Payables, Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Trade and Other Payables, Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Trade and Other Payables, Accrued Expenses and Other Current Liabilities
	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Current liabilities
Trade payables	1,255	1,748
Accrued expenses	1,133	426
Employee leave entitlements	315	263
Total Trade and other payables, accrued expenses and other current liabilities	2,703	2,437

	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Current liabilities
Trade payables	1,748	896
Accrued expenses	426	286
Employee leave entitlements	263	203

Total trade and other payables, accrued expenses and other current liabilities	2,437	1,385